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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–170.22%(a)

Alabama–3.89%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,875	$5,405,546
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,275	1,393,843
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,275	1,389,342
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,225	3,276,439
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	2,500	2,743,825
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	4,995	5,445,099
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,524,924
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,700	2,967,138
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,786,681
				28,932,837

Alaska–0.71%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	4,755	5,245,668

Arizona–3.17%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,417,055
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	2,560	2,715,290
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	3,835	4,067,631
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	809,138
Series 2010, RB	5.13%	05/15/2040	1,500	1,624,965
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (c)	5.25%	01/01/2032	1,775	1,780,165
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	868,266
Series 2009, Education RB	7.13%	01/01/2045	925	829,263
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	510	563,101
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,385,312
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	3,145	3,366,156
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,113,660
				23,540,002

California–17.29%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,300	2,464,128
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,000	6,313,560
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	1,250	848,925
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	1,175	1,239,837
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	1,500	1,582,545
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	1,500	1,582,305
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	875	922,880
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	1,500	1,581,855

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	$1,500	$1,639,725
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,119,010
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	2,310	2,331,183
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	5,095	5,123,073
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,415	1,526,346
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,650	1,767,794
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,610	3,831,871
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,164,400
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	886,979
Series 2016 A, RB (f)	5.00%	12/01/2046	1,380	1,371,499
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	1,971,558
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,845	2,026,253
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,055	1,158,643
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,045,871
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,294,532
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	2,874,375
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,041,771
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	555	562,820
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	5,580	6,138,446
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (d)(g)	0.00%	01/01/2023	10,750	9,325,195
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(g)	0.00%	01/15/2034	4,225	1,996,693
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,695	4,611,382
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,680	5,152,669
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,560,804
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,451,450
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.) (i)(j)	0.45%	04/01/2033	1,000	1,000,000
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/2035	1,000	1,093,420
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,169,440
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	1,959,912
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,194,820
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	105	108,468
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,700	1,946,262
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,702,987
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2021	6,210	7,093,994
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,165	1,298,194
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	2,335	2,596,754
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	5,070	5,679,769
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	785,253
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,666,225
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (b)	5.25%	07/01/2029	1,440	1,647,835

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	$835	$893,650
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,940	2,083,385
				128,430,745

Colorado–3.16%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2038	3,000	3,277,260
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2041	2,650	2,888,182
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	7,300	7,701,281
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	651,742
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	474,453
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,892,746
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,378,775
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,946,840
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,240	1,374,230
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	835	869,327
				23,454,836

Connecticut–0.75%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (c)(h)	6.60%	07/01/2024	3,580	3,590,991
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	1,800	1,975,860
				5,566,851

District of Columbia–5.36%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,525	3,960,232
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	7,050	7,905,447
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	1,974,837
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,650	4,142,166
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,100	1,252,119
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	6,000	6,232,920
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,150	1,229,868
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	2,350	2,513,208
Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	3,080	3,383,626
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,221,775
				39,816,198

Florida–10.29%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	355	359,991
Series 2007, IDR	5.88%	11/15/2036	1,000	1,006,420
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,675,786
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,250	2,381,602
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	3,410	3,482,428

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	$1,340	$1,507,219
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,335	1,336,629
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,648,143
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	265	275,608
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2026	1,910	1,972,591
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2027	1,935	1,998,294
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2028	2,100	2,168,565
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2032	2,500	2,575,175
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	2,475	2,774,079
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (k)	5.10%	05/01/2014	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (l)	6.75%	05/01/2039	2,145	382,775
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,450	1,529,402
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	3,260	3,446,407
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (c)(h)	4.50%	09/01/2034	3,130	3,132,880
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	4,600	5,050,432
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,014,840
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,629,737
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	970	1,078,815
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,097,740
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,296,159
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,300	1,411,397
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/2025	930	941,337
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (h)	5.00%	10/01/2046	2,500	2,697,300
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/2035	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	180	178,324
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	130	129,247
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,650	1,728,111
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (b)(d)(e)	5.50%	10/01/2019	4,000	4,445,120
Series 2011, Ref. RB (b)	5.00%	10/01/2031	3,860	4,285,719
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(e)	5.35%	05/01/2018	4,675	4,923,196
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	450	435,641
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.58%	07/01/2037	1,500	1,500,000
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	600	613,548
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (m)	5.38%	01/01/2049	1,875	1,274,513
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,208	845,346
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,074,520
				76,449,954

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–3.68%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	$305	$334,664
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	565	619,952
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	310	339,128
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,088,779
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	2,000	2,258,140
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,088,780
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	12,580	13,849,071
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,765,125
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	1,290	1,389,704
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (c)	6.50%	01/01/2020	1,490	1,592,378
				27,325,721

Hawaii–1.29%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,606,333
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,235,900
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,325,520
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	2,255	2,383,828
				9,551,581

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,088,060
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,623,420
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	930	942,034
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,615	1,806,620
				5,460,134

Illinois–18.01%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,912,311
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	1,100	1,166,231
Series 2013, Industrial Project RB	5.50%	11/01/2042	845	874,955
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2032	2,770	3,064,839
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,275	1,344,105
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(d)(e)	5.00%	01/01/2018	5,700	5,933,586
Series 2015 C, RB (h)	5.00%	01/01/2046	865	908,968
Series 2015 D, RB	5.00%	01/01/2046	605	656,873
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2038	1,720	1,840,280
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	1,785	1,944,793
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	5,760	6,161,645
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,076,528

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$695	$683,352
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	423,881
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	340,697
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,500	3,615,780
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,058,026
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	549,964
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	2,961,769
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,861,113
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,025	2,103,125
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2032	1,200	1,284,840
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	945,254
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,445,914
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,080,320
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,522,420
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (c)	6.75%	04/15/2017	285	291,281
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,860	2,004,950
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	3,500	3,800,265
Series 2009 A, RB (b)	5.75%	08/15/2030	2,000	2,204,500
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,704,885
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,568,267
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	366	45,486
Series 2016 B, RB	5.63%	05/15/2020	2,058	2,021,691
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	1,145	1,301,796
Series 2009, RB	6.25%	11/15/2035	755	830,930
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	976,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,885	3,215,563
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,293,908
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	4,500	4,636,845
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/2018	630	654,942
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	2,455	2,787,309
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)(d)(e)	5.50%	02/15/2021	3,565	4,098,360
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,720	4,063,319
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	3,375	3,499,942
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,932,300
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	2,800	1,521,324
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,235	1,337,135
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	1,125	1,207,429
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,875	4,224,293
Series 2015 A, RB (b)	5.00%	01/01/2040	6,480	6,976,044
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,257,736
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,525	2,703,063
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,289,132
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,138,673
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,313,819
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	1,800	1,960,722
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,153,024

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	$1,320	$1,306,417
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	710	732,223
				133,815,162

Indiana–4.52%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	3,926,091
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	2,200	2,460,436
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,535	1,556,751
Series 2014, RB (h)	5.25%	09/01/2034	895	927,900
Series 2014, RB (h)	5.25%	09/01/2040	2,585	2,662,395
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,960	4,060,267
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	512,660
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	590	601,611
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,525	1,546,960
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,630,099
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,500	1,665,270
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	2,670	2,900,715
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/2030	3,300	3,624,225
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (c)(g)	0.00%	01/15/2019	1,280	1,229,811
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,776,660
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	517,810
				33,599,661

Iowa–0.59%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,290	1,288,039
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,110	1,106,004
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,145	1,062,595
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,920	900,524
				4,357,162

Kansas–1.14%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	3,800	4,187,714
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,574,174
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,681,111
				8,442,999

Kentucky–2.70%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	2,300	2,404,144
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,417,320
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,494,101

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	$1,000	$1,091,390
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,850	2,029,672
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,400	3,738,232
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,190	2,369,405
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,465	2,666,933
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	280	301,185
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	315	338,552
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,074,650
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,132,950
				20,058,534

Louisiana–2.13%

Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,085	1,119,228
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	3,100	3,355,874
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,353,593
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,000	1,047,790
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,750,187
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	947,083
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,813,207
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,519,951
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	946,932
				15,853,845

Maryland–1.31%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,915	1,967,050
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,747,024
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (i)(j)	0.54%	07/01/2041	1,227	1,227,000
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	1,725	1,925,186
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,687,899
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,200,299
				9,754,458

Massachusetts–3.87%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,584,975
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,511,620
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB (d)(e)	5.00%	10/01/2017	2,515	2,601,315
Series 2007, RB	5.00%	10/01/2032	185	190,324
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)(d)(e)	5.00%	10/01/2017	7,000	7,243,250
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	1,225	1,429,930
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (b)(d)(e)	4.50%	08/15/2017	5,740	5,886,026
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/2031	3,000	3,342,060
				28,789,500

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–2.63%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	$2,925	$3,199,043
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,351,309
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2030	2,785	3,088,537
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	640	691,936
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2035	1,250	1,361,775
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	705,478
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	1,630	1,732,478
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,509,457
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.57%	03/01/2031	1,700	1,700,000
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,218,340
				19,558,353

Minnesota–0.68%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,750	3,024,202
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,850	2,043,381
				5,067,583

Missouri–1.63%

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,515,275
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,526,397
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	240	242,448
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,261,368
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	855	838,610
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,250	1,264,112
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	975	1,027,465
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	2,335	2,460,646
				12,136,321

Nebraska–1.16%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,619,490
Series 2012, Gas RB	5.00%	09/01/2042	2,750	2,937,990
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,632,360
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,584,975
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	755	821,500
				8,596,315

Nevada–1.56%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	4,300	4,548,368
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	3,300	3,490,608
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	3,460	3,535,774
				11,574,750

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.58%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	$2,475	$2,667,629
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.13%	01/01/2034	1,250	1,370,713
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,095,700
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (c)	5.90%	03/15/2021	19,165	20,480,677
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2017	2,095	2,140,692
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,581,261
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,035	1,096,934
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	3,450	3,551,050
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	985,617
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,685,450
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	911,512
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,120	3,818,004
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,130	3,527,227
				48,912,466

New Mexico–0.76%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,452,125
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	2,050	2,221,975
				5,674,100

New York–19.40%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	2,070	2,361,332
Series 2009, RB (d)(e)	6.38%	01/15/2020	860	984,296
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	2,905,692
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	4,000	4,442,280
Series 2010 D, RB	5.25%	11/15/2026	7,500	8,444,475
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (c)(h)	5.75%	12/01/2022	3,000	3,061,470
Series 1997 6, Special Obligation RB (INS-NATL) (c)(h)	5.75%	12/01/2025	3,000	3,055,350
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,401,610
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)(d)(e)	5.00%	06/15/2018	8,450	8,950,832
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	9,285	10,271,439
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/2018	4,300	4,405,221
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/2039	5,300	5,644,606
Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	10,155	11,449,153
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	7,000	7,833,490
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	7,225	7,522,670
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	3,390	3,759,273
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,220,972
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (d)(e)	5.00%	10/01/2019	2,775	3,053,388
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (c)	5.00%	10/01/2024	225	243,693
Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2040	5,655	6,246,230
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC-Landesbank Hessen-Thüringen) (i)(j)	0.57%	05/01/2042	9,850	9,850,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	2,800	3,016,216
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	3,100	3,337,925

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	$5,670	$6,338,663
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	1,965,426
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	2,910	3,330,553
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (h)	5.35%	11/01/2037	2,400	2,420,880
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,450	5,538,944
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,745	1,831,988
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	5,125	5,282,799
				144,170,866

North Carolina–2.65%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,510	8,251,612
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,180	3,322,464
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	6,510	6,998,445
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	1,050	1,091,906
				19,664,427

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,042,920

Ohio–8.73%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,935,586
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	588,785
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,187,146
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	260	216,453
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,830	6,658,632
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	1,205	1,290,880
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,150	1,200,911
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	450	452,547
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	3,685	3,988,828
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,525	2,574,768
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,352,352
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,800	5,006,400
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,500	4,693,140
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,719,575
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,127,550
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	1,625	1,713,140
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/2027	4,000	4,249,000
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	825	876,398
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	8,000	8,004,720
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,015,727
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (e)	4.38%	06/01/2022	1,550	1,430,541

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	$2,390	$2,578,236
				64,861,315

Pennsylvania–2.41%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (d)(e)	5.50%	03/01/2021	1,500	1,723,125
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,569,118
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,621,830
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.55%	06/01/2037	750	750,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,149,922
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	245	265,178
Series 2009 A, Sub. RB (INS-AGC) (c)	5.00%	06/01/2039	1,580	1,679,951
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,630	1,872,479
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	885	1,024,060
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	935	1,053,352
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	300	347,505
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	320	373,366
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,480	1,686,386
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	1,000	761,010
				17,877,282

South Carolina–1.58%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,087,690
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,762,192
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	535	523,163
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	206	19,596
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	1,905	2,023,872
Series 2015, RB (h)	5.25%	07/01/2055	1,380	1,464,994
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	4,500	4,892,400
				11,773,907

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,767,037
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,585,831
				3,352,868

Tennessee–0.64%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	4,550	4,782,094

Texas–23.06%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	1,940,645
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,875	1,977,900
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	2,200	2,370,390
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,872,494
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,700	1,861,058
Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	1,000	1,128,620

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	$7,960	$8,363,731
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)(d)(e)	5.00%	08/15/2019	1,000	1,093,930
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	450	499,077
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,200	1,343,196
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,550	1,676,030
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	12,800	13,300,864
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2031	1,215	1,357,920
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	3,120	3,487,006
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	5,025	5,060,979
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,360	1,388,125
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,244,165
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,635,310
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/2017	1,650	1,666,055
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,602,787
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,805	1,941,314
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	875	916,939
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	129,691
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	920,465
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,245	1,309,690
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	130,536
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	182,964
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	4,300	4,511,861
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	4,365	4,967,807
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	10,095	11,115,806
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	2,969,270
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,368,750
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,567,250
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,711,325
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,035	996,477
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,360	2,214,388
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,014,830
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	833,316
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	3,075	3,202,643
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	4,004,403
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	650	654,628
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	4,900	5,296,606
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	4,709,909
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,555	1,560,645
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,635	1,942,436

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	$8,700	$9,152,313
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,780	4,103,492
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,730	1,940,939
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	4,000	4,344,560
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	6,937,558
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,593,840
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,486,535
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,388,216
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,070,730
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,276,560
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,500	1,709,040
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	3,285	3,300,341
				171,354,124

Utah–2.25%

University of Utah; Series 2013 A, RB (b)	5.00%	08/01/2043	14,235	15,627,752
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,114,058
				16,741,810

Virgin Islands–0.36%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,775	2,701,796

Virginia–1.20%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,650	3,910,756
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	820	922,287
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,605	3,754,968
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	320,350
				8,908,361

Washington–4.29%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	1,080	1,210,594
Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	1,175	1,313,580
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,950	1,916,889
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2032	2,000	2,221,000
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2041	13,370	14,757,138
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	3,495	3,677,159
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,525	1,811,807
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,325	2,445,807
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,488,207
				31,842,181

West Virginia–1.08%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB (d)(e)	5.63%	06/01/2017	250	255,970

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	$1,290	$1,225,461
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,255	1,305,489
Series 2008, RB	6.25%	10/01/2023	1,695	1,759,325
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,630	1,792,593
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,535	1,688,116
				8,026,954

Wisconsin–2.11%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	2,000	2,291,620
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	700	721,728
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	625	643,331
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,825	2,033,397
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(h)	5.30%	09/01/2023	839	851,954
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	6,060	6,553,708
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	918,025
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,545	1,687,091
				15,700,854

Wyoming–0.27%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	2,020,015
TOTAL INVESTMENTS(n)–170.22% (Cost $1,206,249,121)				1,264,787,510
FLOATING RATE NOTE OBLIGATIONS–(36.02)%
Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(o)				(267,695,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.78)%				(273,277,595)
OTHER ASSETS LESS LIABILITIES–2.58%				19,195,403
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$743,010,318

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	LOC	—	Letter of Credit
AGC	—	Assured Guaranty Corp.	MFH	—	Multi-Family Housing
AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds
BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax
CAB	—	Capital Appreciation Bonds	RAC	—	Revenue Anticipation Certificates
CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds
Conv.	—	Convertible	Ref.	—	Refunding
COP	—	Certificates of Participation	RN	—	Revenue Notes
CR	—	Custodial Receipts	Sec.	—	Secured
Ctfs.	—	Certificates	Sr.	—	Senior
GO	—	General Obligation	Sub.	—	Subordinated
IDR	—	Industrial Development Revenue Bonds	TEMPS	—	Tax-Exempt Mandatory Paydown Securities
INS	—	Insurer	VRD	—	Variable Rate Demand
Jr.	—	Junior	Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $25,765,413, which represented 3.47% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $11, which represented less than 1% of the Trust’s Net Assets.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $431,863,462 are held by TOB Trusts and serve as collateral for the $267,695,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks –The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $145,856,422 and $152,837,165, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 68,703,080
Aggregate unrealized (depreciation) of investment securities	(11,262,671)
Net unrealized appreciation of investment securities	$ 57,440,409
Cost of investments for tax purposes is $1,207,347,101.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.